CONVERTIBLE NOTES (Details) - USD ($)	May 31, 2020	May 31, 2019
Total convertible notes payable, gross	$ 102,500	$ 102,500
Less: Unamortized debt discount	0	(11,649)
Total convertible notes	102,500	90,851
Convertible Notes Payable June 6, 2017 In Default [Member]
Total convertible notes payable, gross	11,000	11,000
Convertible Notes Payable Dated August 4, 2017 In Default [Member]
Total convertible notes payable, gross	7,500	7,500
Convertible Notes Payable Dated October 6, 2017 In Default [Member]
Total convertible notes payable, gross	15,000	15,000
Convertible Notes Payable Dated March 23, 2018 In Default [Member]
Total convertible notes payable, gross	20,000	20,000
Convertible Notes Payable Dated July 31, 2018 In Default [Member]
Total convertible notes payable, gross	20,000	20,000
Convertible Notes Payable Dated February 15, 2017 In Default [Member]
Total convertible notes payable, gross	20,000	20,000
Convertible Notes Payable Dated December 31, 2018 In Default [Member]
Total convertible notes payable, gross	$ 9,000	$ 9,000